Loans and Allowance for Credit Losses - Loans by Portfolio Class, Including Delinquency Status (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	$ 379,832	$ 373,835
Interest income on nonperforming loans	29	22
Interest income on nonperforming loans if based on original contractual terms	66	49
Nonperforming
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	1,793	1,449
Current
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	375,950	370,316
30-89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	1,279	1,372
90 Days or More Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	810	698
Commercial | Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	139,484	131,881
Commercial | Commercial | Nonperforming
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	670	376
Commercial | Commercial | Current
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	138,362	130,925
Commercial | Commercial | 30-89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	356	464
Commercial | Commercial | 90 Days or More Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	96	116
Commercial | Commercial real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	48,859	53,455
Commercial | Commercial real estate | Nonperforming
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	824	777
Commercial | Commercial real estate | Current
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	47,948	52,619
Commercial | Commercial real estate | 30-89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	78	55
Commercial | Commercial real estate | 90 Days or More Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	9	4
Consumer | Residential mortgages
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	118,813	115,530
Consumer | Residential mortgages | Loans purchased from GNMA mortgage pools
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 days past due purchased from GNMA mortgage pools, classified as current	660	595
Loans 90 days or more past due purchased from GNMA mortgage pools, classified as current	2,300	2,000
Consumer | Residential mortgages | Nonperforming
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	152	158
Consumer | Residential mortgages | Current
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	118,267	115,067
Consumer | Residential mortgages | 30-89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	188	169
Consumer | Residential mortgages | 90 Days or More Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	206	136
Consumer | Credit card
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	30,350	28,560
Consumer | Credit card | Nonperforming
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	0	0
Consumer | Credit card | Current
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	29,487	27,779
Consumer | Credit card | 30-89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	428	406
Consumer | Credit card | 90 Days or More Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	435	375
Consumer | Other retail
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	42,326	44,409
Consumer | Other retail | Nonperforming
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	147	138
Consumer | Other retail | Current
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	41,886	43,926
Consumer | Other retail | 30-89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	229	278
Consumer | Other retail | 90 Days or More Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	$ 64	$ 67